DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Other financial assets at fair value through profit or loss	$ 13,267,914	$ 3,201,152
Other Financial Assets at Fair Value [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	13,267,914	3,201,152
Non Current [Abstract]
Other financial assets at fair value through profit or loss	0	0
Mutual Funds in Local Market [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	78,477	0
Non Current [Abstract]
Other financial assets at fair value through profit or loss	0	0
Public Debt Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	3,302,383	3,201,152
Non Current [Abstract]
Other financial assets at fair value through profit or loss	0	0
Private Debt Bonds with Related Parties [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	712,837	0
Non Current [Abstract]
Other financial assets at fair value through profit or loss	0	0
Private Debt Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	9,174,217	0
Non Current [Abstract]
Other financial assets at fair value through profit or loss	$ 0	$ 0